GAIN ON SALE OF ASSETS AND TERMINATION OF CHARTERS (Sale of Assets and Termination of Charters) (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Apr. 30, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Gain (Loss) on Disposition of Assets [Abstract]
Gain on sale of assets		$ 18,025	$ 25,681	$ 8,468
Gain on termination of charters	21,705	0	21,705	0
Total gain on sale of assets and termination of charters		$ 18,025	$ 47,386	$ 8,468